Income Taxes (Details) - Schedule of income tax expenses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax expenses [Abstract]
Current income tax expenses	$ (997,198)	$ (543,211)	$ (705,231)
Deferred income tax benefits	1,346,616	58,424	318,087
Income tax expenses	$ 349,418	$ (484,787)	$ (387,144)